UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09134

Manor Investment Funds, Inc.
(Exact name of registrant as specified in charter)

15 Chester Commons, Malvern, PA 19355
(Address of principal executive offices)

Daniel A. Morris
15 Chester Commons, Malvern, PA 19355
(Name and address of agent for service)

Registrant s telephone number, including area code:  610-722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270-30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ( OMB ) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection if information under the clearance requirement of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

Manor Fund (MNRMX)

Manor Growth Fund (MNRGX)

Manor Bond Fund (MNRBX)

Semi-Annual Report

June 30, 2014

(Unaudited)

Fund Office:
15 Chester Commons
Malvern, PA 19355
610-722-0900     800-787-3334
www.manorfunds.com

Managed by:
Morris Capital Advisors, LLC

MANOR INVESTMENT FUNDS

MANOR FUND

PORTFOLIO ILLUSTRATION (UNAUDITED)

JUNE 30, 2014

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

MANOR INVESTMENT FUNDS

GROWTH FUND

PORTFOLIO ILLUSTRATION (UNAUDITED)

JUNE 30, 2014

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
27.45%
Cash Equivalents
2.33%
Communication
Services
4.36%
Consumer Cyclical
6.29%
Consumer Defensive
14.59%
Energy
6.65%
Financial Services
9.30%
Healthcare
17.65%
Industrials
11.38%

Sectors are categorized using Morningstar® classifications.

MANOR INVESTMENT FUNDS

BOND FUND

PORTFOLIO ILLUSTRATION (UNAUDITED)

JUNE 30, 2014

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

	Manor Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 98.66%

Beverages - 3.05%
1,995	PepsiCo, Inc.	$ 178,233

Cogeneration Services & Small Power Producers - 1.38%
5,190	The AES Corp.	80,705

Computer & Office Equipment - 2.73%
881	International Business Machines Corp.	159,699

Computer Storage Devices - 4.74%
2,652	SanDisk Corp.	276,948

Converted Paper & Paperboard Products (No Container/Boxes) - 2.95%
3,365	Avery Dennison Corp.	172,456

Crude Petroleum & Natural Gas - 2.21%
1,257	Occidental Petroleum Corp.	129,006

Electrical Work - 3.11%
5,256	Quanta Services, Inc. *	181,753

Electronic Connectors - 4.99%
3,028	Amphenol Corp. Class A	291,718

Fire, Marine & Casualty Insurance - 3.06%
1,938	Chubb Corp.	178,625

Hospital & Medical Service Plans - 2.17%
1,177	Wellpoint, Inc.	126,657

Instruments for Measuring & Testing of Electricity - 2.35%
2,387	Agilent Technologies, Inc.	137,109

Investment Advice - 2.33%
2,355	Franklin Resources, Inc.	136,213

Life Insurance - 3.29%
3,461	Metlife, Inc.	192,293

Motor Vehicle Parts & Accessories - 3.17%
2,845	Borgwarner Inc.	185,466

National Commercial Banks - 5.79%
2,547	JP Morgan Chase & Co.	146,758
2,155	PNC Financial Services Group, Inc.	191,903
		338,661
Oil & Gas Field Machinery & Equipment - 5.64%
2,857	Baker-Hughes, Inc.	212,704
1,418	National Oilwell Varco, Inc.	116,772
		329,476
Perfumes, Cosmetics & Other Toilet Preparations - 3.93%
3,365	Colgate Palmolive Co.	229,426

Personal Credit Institution - 3.21%
3,029	Discover Financial Services	187,737

Petroleum Refining - 3.28%
3,821	Valero Energy Corp.	191,432

Pharmaceutical Preparations - 2.91%
763	Actavis, Inc.	170,187

Public Building & Related Furniture - 7.64%
2,668	BE Aerospace, Inc. *	246,763
4,006	Johnson Controls, Inc.	200,020
		446,783
Railroads, Line-Haul Operating - 3.67%
2,083	Norfolk Southern Corp.	214,612

Semiconductors & Related Devices - 2.11%
5,456	Applied Materials, Inc.	123,033

Services-Miscellaneous Amusement & Recreation - 4.75%
3,236	Walt Disney Co. *	277,455

Services-Prepackaged Software - 3.12%
4,070	Microsoft Corp.	169,719
354	Now Inc. *	12,818
		182,537
Special Industry Machinery - 3.30%
2,672	Pentair Ltd. (Switzerland)	192,705

Steel Works, Blast Furnace Rolling Mills - 0.93%
1,109	Nucor Corp.	54,618

Telephone Communications - 1.90%
3,140	AT&T, Inc.	111,030

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 4.95%
3,982	AmerisourceBergen Corp.	289,332

TOTAL FOR COMMON STOCKS (Cost $3,462,686) - 98.66%		5,765,905

SHORT TERM INVESTMENTS - 1.30%
75,732	First American Government Obligation Fund Class Y 0.01% ** (Cost $75,732)	75,732

TOTAL INVESTMENTS (Cost $3,538,418) - 99.96%		5,841,637

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.04%		2,280

NET ASSETS - 100.00%		$ 5,843,917

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
The accompanying notes are an integral part of these financial statements.

	Growth Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 97.70%

Air Transportation - 3.75%
9,195	Southwest Airlines Co.	$ 246,978

Beverages - 5.33%
3,977	Constellation Brands, Inc. Class A *	350,493

Biological Products (No Diagnostic Substances) - 4.24%
3,361	Gilead Sciences, Inc. *	278,660

Communications Services - 4.36%
3,373	DIRECTV Group, Inc. Class A *	286,739

Crude Petroleum & Natural Gas - 1.49%
2,148	Southwestern Energy Co. *	97,713

Electronic Computers - 4.45%
3,146	Apple, Inc.	292,358

Fire, Marine & Casualty Insurance - 3.40%
2,157	Ace Ltd. (Switzerland)	223,681

Household Audio & Video Equipment - 3.31%
2,029	Harman International Industries, Inc.	217,975

Investment Advice - 3.24%
1,038	Affiliated Managers Group, Inc. *	213,205

Iron & Steel Foundries - 4.50%
1,173	Precision Castparts Corp.	296,065

Leather & Leather Products - 3.19%
2,368	Michael Kors Holdings Ltd. (China) *	209,923

Measuring & Controlling Devices - 7.57%
2,579	Thermo Fisher Scientific, Inc.	304,322
5,231	Trimble Navigation, Ltd. *	193,285
		497,607
Oil & Gas Field Services - 2.23%
1,244	Schlumberger Ltd.	146,730

Optical Instruments & Lenses - 2.50%
2,265	KLA Tencor Corp.	164,530

Petroleum Refining - 2.94%
1,955	Hess Corp.	193,330

Pharmaceutical Preparations - 5.70%
1,896	Abbott Laboratories	77,546
1,896	AbbVie Inc.	107,010
2,220	Celgene Corp. *	190,654
		375,210
Retail-Drug Stores & Proprietary Stores - 6.64%
2,930	Express Scripts, Inc. Class C *	203,137
3,155	Walgreen Co.	233,880
		437,017
Retail-Variety Stores - 2.54%
3,065	Dollar Tree, Inc. *	166,920

Semiconductors & Related Devices - 5.13%
3,411	Texas Instruments, Inc.	163,012
3,685	Xilinx, Inc.	174,337
		337,349
Services-Business Services - 2.66%
2,382	MasterCard, Inc.	175,006

Services-Computer Programming, Data Processing, Etc. - 3.88%
220	Google, Inc. Class C *	126,562
220	Google, Inc. Class A *	128,627
		255,189
Services-Help Supply Services - 3.13%
4,310	Robert Half International, Inc.	205,759

Services-Prepackaged Software - 5.25%
3,056	Microsoft Corp.	127,435
5,379	Oracle Corp.	218,011
		345,446
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.17%
2,984	Church & Dwight Co., Inc.	208,731

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 3.10%
7,640	LKQ Corp. *	203,912

TOTAL FOR COMMON STOCKS (Cost $3,609,514) - 97.70%		6,426,526

SHORT TERM INVESTMENTS - 2.33%
153,029	First American Government Obligation Fund Class Y 0.01% ** (Cost $153,029)	153,029

TOTAL INVESTMENTS (Cost $3,762,543) - 100.03%		6,579,555

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03)%		(2,125)

NET ASSETS - 100.00%		$ 6,577,430

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Face Amount		Value

US TREASURY NOTES - 99.17%
125,000	US Treasury Note 0.375% Due 11/15/2015	$ 125,283
150,000	US Treasury Note 0.50% Due 06/15/2016	150,187
200,000	US Treasury Note 0.625% Due 05/31/2017	198,672
100,000	US Treasury Note 1.00% Due 3/31/2017	100,594
125,000	US Treasury Note 1.00% Due 11/30/2019	120,156
300,000	US Treasury Note 1.25% Due 10/31/2015	304,219
250,000	US Treasury Note 1.375% Due 11/30/2018	249,297

TOTAL FOR US TREASURY NOTES (Cost $1,245,280) - 99.17%		1,248,408

SHORT TERM INVESTMENTS - 0.84%
10,571	First American Government Obligation Fund Class Y 0.01% ** (Cost $10,571)	10,571

TOTAL INVESTMENTS (Cost $1,255,851) - 100.01%		1,258,979

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%		(89)

NET ASSETS - 100.00%		$ 1,258,890

** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Statements of Assets and Liabilities
June 30, 2014 (Unaudited)

Assets:	Manor Fund	Growth Fund	Bond Fund
Investments in Securities, at Value
(Cost $3,538,418, $3,762,543, and $1,255,851, respectively)	$ 5,841,637	$ 6,579,555	$ 1,258,979
Cash	500	-	-
Receivables:
Dividends and Interest	4,369	845	1,456
Shareholder Subscription	320	200	-
Total Assets	5,846,826	6,580,600	1,260,435
Liabilities:
Payables:
Due to Advisor	141	154	542
Administrative Expenses	2,468	2,716	603
Shareholder Redemptions	300	300	400
Total Liabilities	2,909	3,170	1,545
Net Assets	$ 5,843,917	$ 6,577,430	$ 1,258,890

Net Assets Consist of:
Capital Stock	$ 222	$ 347	$ 120
Paid In Capital	3,228,984	3,729,508	1,257,725
Undistributed Net Investment Income (Loss)	10,619	(11,808)	1,652
Accumulated Realized Gain (Loss) on Investments	300,873	42,371	(3,735)
Unrealized Appreciation (Depreciation) in Value of Investments	2,303,219	2,817,012	3,128
Net Assets (10,000,000 shares authorized, $0.001 par value) for 221,908, 346,826, and 120,487 shares outstanding, respectively.
	$ 5,843,917	$ 6,577,430	$ 1,258,890

Net Asset Value and Offering Price Per Share	$ 26.33	$ 18.96	$ 10.45

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Statements of Operations
For the six months ended June 30, 2014

	Manor Fund	Growth Fund	Bond Fund
Investment Income:
Dividends	$ 44,667	$ 25,149	$ -
Interest	4	9	8,141
Total Investment Income	44,671	25,158	8,141

Expenses:
Advisory	20,355	22,073	3,421
Administrative	13,697	14,893	3,802
Total Expenses	34,052	36,966	7,223
Fees Waived and Reimbursed by the Advisor	-	-	-
Net Expenses	34,052	36,966	7,223

Net Investment Income (Loss)	10,619	(11,808)	918

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	300,873	140,814	1,588
Net Change in Unrealized Appreciation on Investments	155,189	233,001	5,512
Net Realized and Unrealized Gain on Investments	456,062	373,815	7,100

Net Increase in Net Assets Resulting from Operations	$ 466,681	$ 362,007	$ 8,018

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Manor Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2014	12/31/2013
Increase in Net Assets From Operations:
Net Investment Income	$ 10,619	$ 35,385
Net Realized Gain on Investments	300,873	194,634
Net Change in Unrealized Appreciation on Investments	155,189	1,218,463
Net Increase in Net Assets Resulting from Operations	466,681	1,448,482

Distributions to Shareholders from:
Net Investment Income	-	(35,391)
Realized Gains	-	(194,631)
Total Distributions	-	(230,022)

Capital Share Transactions:
Proceeds from Sold Shares	101,278	444,268
Reinvestment of Distributions	-	230,022
Cost of Shares Redeemed	(181,831)	(399,679)
Net Increase (Decrease) from Capital Shares Transactions	(80,553)	274,611

Total Increase	386,128	1,493,071

Net Assets
Beginning of Period	5,457,789	3,964,718
End of Period (Including Accumulated Undistributed Net
Investment Income of $10,619 and $0, respectively)	$ 5,843,917	$ 5,457,789

Share Transactions:
Shares Sold	4,145	20,028
Shares Issued on Reinvestment of Distributions	-	9,553
Shares Redeemed	(7,462)	(19,158)
Net Increase (Decrease) in Outstanding Shares of Fund	(3,317)	10,423

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
Increase (Decrease) in Net Assets From Operations:	6/30/2014	12/31/2013
Net Investment Loss	$ (11,808)	$ (8,778)
Net Realized Gain on Investments	140,814	129,443
Net Change in Unrealized Appreciation on Investments	233,001	1,370,335
Net Increase in Net Assets Resulting from Operations	362,007	1,491,000

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions	-	-

Capital Share Transactions:
Proceeds from Sold Shares	545,409	557,920
Reinvestment of Distributions	-	-
Cost of Shares Redeemed	(234,232)	(370,607)
Net Increase from Capital Shares Transactions	311,177	187,313

Total Increase	673,184	1,678,313

Net Assets
Beginning of Period	5,904,246	4,225,933
End of Period (Including Accumulated Undistributed Net Investment
Income (Loss) of $(11,808) and $0, respectively)	$ 6,577,430	$ 5,904,246

Share Transactions:
Shares Sold	29,610	36,467
Shares Issued on Reinvestment of Distributions	-	-
Shares Redeemed	(13,006)	(25,469)
Net Increase in Outstanding Shares of Fund	16,604	10,998

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
Increase (Decrease) in Net Assets From Operations:	6/30/2014	12/31/2013
Net Investment Income	$ 918	$ 6,458
Net Realized Gain (Loss) on Investments	1,588	(5,444)
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,512	(31,646)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,018	(30,632)

Distributions to Shareholders from:
Net Investment Income	-	(6,008)
Realized Gains	-	-
Total Distributions	-	(6,008)

Capital Share Transactions:
Proceeds from Sold Shares	33,656	15,719
Shares Issued on Reinvestment of Distributions	-	6,008
Cost of Shares Redeemed	(371,605)	(88,153)
Net Decrease from Capital Share Transactions	(337,949)	(66,426)

Total Decrease	(329,931)	(103,066)

Net Assets
Beginning of Period	1,588,821	1,691,887
End of Period (Including Accumulated Undistributed Net
Investment Income of $1,652 and $734, respectively)	$ 1,258,890	$ 1,588,821

Share Transactions:
Shares Sold	3,230	1,499
Shares Issued on Reinvestment of Distributions	-	578
Shares Redeemed	(35,637)	(8,473)
Net Decrease in Outstanding Shares of Fund	(32,407)	(6,396)

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Manor Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2014		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Net Asset Value, at Beginning of Period	$ 24.23		$ 18.46	$ 17.18	$ 17.11	$ 15.14	$ 12.01

Income From Investment Operations:
Net Investment Income *	0.05		0.17	0.09	0.06	0.04	0.10
Net Gain (Loss) on Securities (Realized and Unrealized)	2.05		6.67	1.32	0.07	1.97	3.12
Total from Investment Operations	2.10		6.84	1.41	0.13	2.01	3.22

Distributions:
Net Investment Income	-		(0.16)	(0.10)	(0.06)	(0.04)	(0.09)
Realized Gains	-		(0.91)	(0.03)	-	-	-
Total from Distributions	-		(1.07)	(0.13)	(0.06)	(0.04)	(0.09)

Net Asset Value, at End of Period	$ 26.33		$ 24.23	$ 18.46	$ 17.18	$ 17.11	$ 15.14

Total Return **	8.67%	(b)	37.07%	8.20%	0.78%	13.29%	26.83%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,844		$ 5,458	$ 3,965	$ 4,183	$ 4,230	$ 3,800
Before Waivers
Ratio of Expenses to Average Net Assets	1.24%	(a)	1.40%	2.18%	1.92%	1.72%	1.86%
After Waivers
Ratio of Expenses to Average Net Assets	1.24%	(a)	1.07%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.39%	(a)	0.77%	0.51%	0.36%	0.27%	0.74%
Portfolio Turnover	9.90%	(b)	21.68%	10.15%	11.87%	3.20%	9.59%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2014		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Net Asset Value, at Beginning of Period	$ 17.88		$ 13.24	$ 11.68	$ 11.87	$ 9.96	$ 7.16

Income From Investment Operations:
Net Investment Loss *	(0.04)		(0.03)	(0.04)	(0.06)	(0.06)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.12		4.67	1.60	(0.13)	1.97	2.83
Total from Investment Operations	1.08		4.64	1.56	(0.19)	1.91	2.80

Distributions:
Net Investment Income	-		-	-	-	-	-
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 18.96		$ 17.88	$ 13.24	$ 11.68	$ 11.87	$ 9.96

Total Return **	6.04%	(b)	35.05%	13.36%	(1.60)%	19.18%	39.11%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,577		$ 5,904	$ 4,226	$ 4,252	$ 4,559	$ 3,801
Before Waivers
Ratio of Expenses to Average Net Assets	1.24%	(a)	1.39%	2.11%	1.91%	1.76%	1.85%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.24%	(a)	1.06%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets	(0.40)%	(a)	(0.18)%	(0.34)%	(0.52)%	(0.58)%	(0.44)%
Portfolio Turnover	5.50%	(b)	19.71%	13.03%	10.01%	9.86%	19.01%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2014		12/31/2013	12/31/2012		12/31/2011	12/31/2010	12/31/2009

Net Asset Value, at Beginning of Period	$ 10.39		$ 10.62	$ 10.64		$ 10.67	$ 10.65	$ 10.89

Income From Investment Operations:
Net Investment Income *	0.01		0.04	0.04		0.02	0.06	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	0.05		(0.23)	(0.02)		0.07	0.03	(0.23)
Total from Investment Operations	0.06		(0.19)	0.02		0.09	0.09	(0.09)

Distributions:
Net Investment Income	-		(0.04)	(0.04)		(0.02)	(0.06)	(0.15)
Realized Gains	-		-	-	***	(0.10)	(0.01)	-
Total from Distributions	-		(0.04)	(0.04)		(0.12)	(0.07)	(0.15)

Net Asset Value, at End of Period	$ 10.45		$ 10.39	$ 10.62		$ 10.64	$ 10.67	$ 10.65

Total Return **	0.58%	(b)	(1.79)%	0.19%		0.83%	0.85%	(0.80)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,259		$ 1,589	$ 1,692		$ 1,822	$ 2,416	$ 2,035
Before Waivers
Ratio of Expenses to Average Net Assets	0.95%	(a)	1.42%	1.92%		1.74%	1.35%	1.46%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.95%	(a)	0.78%	1.00%		1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.12%	(a)	0.39%	0.35%		0.21%	0.53%	1.26%
Portfolio Turnover	0.00%	(b)	29.09%	35.65%		49.95%	41.12%	29.87%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Amount less than $0.005 per share.
(a) Annualized
(b) Not Annualized
The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Manor Investment Funds, Inc. (the “Company”) is an open-end management investment company and was incorporated in the Commonwealth of Pennsylvania on September 13, 1995. Effective,  January 1, 2012, the Manor Investment Funds, Inc. were reorganized as a Delaware Business Trust, as Manor Investment Funds (the “Trust”); comprising of Manor Fund, Growth Fund and Bond Fund (collectively “the Funds”).  Effective January 3, 2012 Manor Investment Funds, Inc. was dissolved by domestication in Pennsylvania. The primary investment objective of each of the Funds follows: Manor Fund – long-term capital appreciation and moderate level of income, investing primarily in common stocks of large corporations in the United States; Growth Fund - long-term capital appreciation, investing primarily in common stocks of U.S. corporations; Bond Fund - current income, investing primarily in U.S. Government obligations.

The following is a summary of the significant accounting policies followed by the Company in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 2.

Federal Income Taxes: The Funds policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2011-2013, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities when determined to be material. Withholding taxes on foreign dividends will be provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events: Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.  SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

U.S. government securities. U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of June 30, 2014:

Manor Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 5,765,905	$ -	$ -	$ 5,765,905
Short-Term Investments:
First American Government Obligation Fund Class Y	75,732	-	-	75,732
	$ 5,841,637	$ -	$ -	$ 5,841,637

Growth Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks	$ 6,426,526	$ -	$ -	$ 6,426,526
Short-Term Investments:
First American Government Obligation Fund Class Y	153,029	-	-	153,029
	$ 6,579,555	$ -	$ -	$ 6,579,555

Bond Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
US Treasury Notes	$ 1,248,408	$ -	$ -	$ 1,248,408
Short-Term Investments:
First American Treasury Obligation Class Y	10,571	-	-	10,571
	$ 1,258,979	$ -	$ -	$ 1,258,979

The Funds did not hold any Level 3 assets during the six months ended June 30, 2014. The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has an investment advisory agreement (the “agreement”) with Morris Capital Advisors, LLC (the “Advisor”), with whom certain officers and directors of the Funds are affiliated, to furnish investment management services to the Funds. Under the terms of the prior agreement, the Funds paid the Advisor a monthly fee based on the Funds’ average daily net assets at the annual rate of 1.00% for Manor Fund and Growth Fund and 0.50% for Bond Fund. As of August 29, 2013, the Advisor replaced the current fee and expense structure with a unified fee (“Unified Fee”) for all of the series of the Funds.  Under the Unified Fee, the Advisor will take on a contractual obligation to pay all ordinary operating expenses of the Funds without any increase in Advisor’s fee.  The Funds were currently obligated to pay these expenses through August 29, 2013, although the Advisor has entered into annual voluntary expense waiver and reimbursement agreements that typically cap a series’ ordinary operating expenses at the same rate as Advisor’s fee.  Under the Unified Fee, the Advisor shall pay all of the expenses of each series of the Trust, except for the fee payment under the investment advisory agreements between the Advisor and the Trust. For the six months ended June 30, 2014, the Advisor earned advisory fees from the Manor, Growth and Bond Funds of $20,355, $22,073 and $3,421, respectively. As of June 30, 2014, the Manor, Growth and Bond Funds owed the Advisor $141, $154 and $542, respectively.

As of August 29, 2013, the Trust also had entered into an administration agreement with the Advisor to furnish administrative and supervisory services as may from time to time be reasonably requested by the Trust and in general to provide supervision of the overall operations of the Trust. Under this agreement, each Fund pays the Advisor a monthly fee based on the Fund’s average daily net assets not to exceed 0.50%. The fees payable under this administrative agreement, which, when combined with fees payable under the Shareholder Services Plan (see Note 4), are not to exceed 0.50%, in total, of the average daily net assets of the Manor Fund, Growth Fund and Bond Fund. For the six months ended June 30, 2014, the Advisor earned a fee of $13,697, $14,893 and $3,802 from the Manor, Growth and Bond Funds, respectively. As of June 30, 2014, the Funds owed the Advisor administrative fees of $2,468, $2,716 and $603 for the Manor, Growth and Bond Funds, respectively.

4.   INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2014, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Purchases	$ 535,187	$ 734,569	$ -
Sales	$ 554,516	$ 317,959	$ 327,268

5.   FEDERAL INCOME TAXES

As of June 30, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Federal tax cost of investments, including short-term investments	$ 3,538,418	$ 3,762,543	$ 1,255,851
Gross tax appreciation of investments	$ 2,304,513	$ 2,850,991	$ 7,238
Gross tax depreciation of investments	$(1,294)	$(33,979)	$(4,110)
Net tax appreciation (depreciation)	$ 2,303,319	$ 2,817,012	$ 3,128

The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at December 31, 2013, the following represents the tax basis capital gains and losses:

Capital Loss Carryforward +	Manor Fund	Growth Fund	Bond Fund
2017	$ —	$ (36,981)	$ —
2018	$ —	$ (61,461)	$ —
No expiration – Short term	$ —	$ —	$ (5,444)
Distributable Earnings	$ —	$ —	$ 734
Accumulated Realized Gains	$ —	$ —	$ —

For the year ended December 31, 2013, the Growth Fund used $129,443 of its capital loss carryforwards.

+ The capital loss carry-forwards will be used to offset any capital gains realized by the Funds in future years through the expiration dates, if applicable.  The Funds will not make distributions from capital gains while a capital loss carry-forward remains.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States

The tax character of distributions paid during the six months ended June 30, 2014 and fiscal year ended December 31, 2013 were as follows:

	Manor Fund	Growth Fund		Bond Fund
	6/30/2014	12/31/13	6/30/2014	12/31/13	6/30/2014	12/31/13
Ordinary Income	$ —	$ 35,391	$ —	$ —	$ —	$ 6,008
Short-term Gain	$ —	$ 20,464	$ —	$ —	$ —	$ —
Long-term Gain	$ —	$ 174,167	$ —	$ —	$ —	$ —

6.  NEW ACCOUNTING PRONOUNCEMENT

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Funds’ financial statements.

Manor Investment Funds
Expense Illustration
June 30, 2014 (Unaudited)

Expense Example

As a shareholder of Manor Investment Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Manor Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,086.67	$6.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.65	$6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,060.40	$6.33
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.65	$6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bond Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,005.77	$4.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.08	$4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MANOR INVESTMENT FUNDS

TRUSTEES AND OFFICERS

JUNE 30, 2014 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Funds, as defined in the Investment Company Act of 1940.  Each Trustee serves a one year term, and stands for re-election annually.

Name, Address and Age	Position & Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Bruce Laverty 15 Chester Commons Malvern, PA 19355 52	Trustee since 1995	Mr. Laverty is a Partner of the law firm Laverty Law Offices LLC.
John McGinn 15 Chester Commons Malvern, PA 19355 69	Trustee since 2002	Mr. McGinn is an independent real estate sales consultant.
Fred Myers 15 Chester Commons Malvern, PA 19355 62	Trustee since 1995	Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA’s.
Edward Szkudlapski 15 Chester Commons Malvern, PA 19355 56	Trustee since 2000	Mr. Szkudlapski is President of Eclipse Business Solutions, Inc.
Alan Weintraub 15 Chester Commons Malvern, PA 19355 60	Trustee since 1995	Mr. Weintraub is a Chief Technical Officer with Perficient, Austin, TX.
Howard Weisz 15 Chester Commons Malvern, PA 19355 72	Trustee since 2008	Mr. Weisz is an Independent Management Consultant.

The Trustees received no fees for the six months ended June 30, 2014.

The following table provides information regarding each Trustee who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.  Each Trustee serves a one year term, and stands for re-election annually.

Name, Address, and Age	Position and Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Daniel A. Morris 15 Chester Commons Malvern, PA 19355 59	Trustee, President, Advisor Since 1995	Mr. Morris is President, Chief Investment Officer, and Portfolio Manger for Morris Capital Advisors, LLC and Manor Investment Funds.
John R. Giles 15 Chester Commons Malvern, PA 19355 58	Trustee, Vice-President, Advisor, Secretary Since 2005	Mr. Giles is Director of Marketing for Morris Capital Advisors, LLC and Manor Investment Funds, and Secretary of Manor Investment Funds.

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2014 (UNAUDITED)

Proxy Voting Procedures

The Company’s Board of Trustees has approved proxy voting procedures for the voting of proxies relating to securities held by the Fund.  Records of the Fund’s proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-787-3334; or on the Fund’s website at www.manorfunds.com under Fund Information, Proxy Voting, or on the SEC website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Compensation of Board of Trustees

The members of the Board of Trustees serve without compensation.  Daniel A. Morris, President of Manor Investment Funds, Inc. (“the Funds”), and President of Morris Capital Advisors, LLC, adviser to the Funds, and an Interested Trustee of the Funds, receives no compensation directly from the Funds.  He is compensated through the management fee paid to the adviser by the Funds.  The business and affairs of the Fund are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Fund are set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees, and is available without charge, by calling 1-800-787-3334.   Each trustee may be contacted by writing to the trustee c/o Manor Investment Funds, Inc., 15 Chester Commons, Malvern, PA  19355.

RENEWAL OF MANAGEMENT AGREEMENT

The Amended and Restated Management Agreement (the “Agreement”) for the Fund was considered, and approved, by the Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement at an in-person meeting on June 19, 2014.

The Trustees had the opportunity to review the following information: (i) executed copies of the management agreement, as amended; (ii) the Advisor’s most current Form ADV Parts I and II and accompanying schedules, (iii) current financial statements for the Advisor; (iv) performance information illustrating the Funds’ returns for various periods ended December 31, 2013, and comparisons to its benchmark and peer group for the same periods, and (v) an analysis of each Fund’s advisory fee, expenditures, and total expense ratio under the “unified fee” structure compared to those of its peer group. The Trustees discussed this information with representatives of the Advisor for each Fund according to the Trustees’ 15(c) checklist, including but not limited to a request for the Advisor’s current market outlook, a description of any changes in the Advisor’s personnel or operations, and an attribution analysis of the Fund’s performance during the prior year.

The Trustees confirmed that they had received and evaluated such information as they deemed necessary to make their decision. They also noted that they had taken into account a number of factors that they believed to be relevant. They noted that this included information that had been provided by the Advisor to the Trustees throughout the year at regular quarterly meetings, as well as information that was specifically furnished to the Committee in connection with its review of the management agreements.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT ADVISOR

The Trustees reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement.  The Trustees also analyzed the Investment Advisor's experience and the capabilities of the staff of the Investment Advisor.  For example, the Trustees reviewed and discussed the Investment Advisor's Form ADV and internal compliance policies, as well as the experience of the Investment Advisor as investment advisor or sub-advisor to several investment programs sponsored by major brokerage firms, and direct investment advisory client relationships.  In addition to the above considerations, the Trustees reviewed and considered a description of the Investment Advisor's portfolio and brokerage transactions.  Based on this review, the Trustees concluded that the range and quality of services to be provided by the Investment Advisor to the Fund were appropriate and continued to support its original selection of the Investment Advisor.

INVESTMENT PERFORMANCE

The Trustees considered the Advisor’s investment performance during his tenure managing this Fund.  The Trustees considered fund performance over the most recent quarter along with annual performances for trailing 1-year, 3-year, 5-year, 10-year periods, as well as performance since inception for each of the Funds.  The Trustees considered both short-term and long-term performance, and the nature of the investment markets, with an emphasis on long-term performance and the potential for the Advisor to produce comparable performance in future periods.  As of December 31, 2013 the Manor Fund outperformed the S&P 500 index and its peer group as measured by the Lipper Large-Cap Core mutual fund index during the most recent quarter, trailing year, and trailing 10-year periods.   As of December 31, 2013 the Manor Growth Fund outperformed the S&P 500 index and its peer group as measured by the Lipper Large-Cap Growth mutual fund index during the most recent quarter, trailing 5 years and since inception 6/30/1999.  As of December 31, 2013 the Manor Bond Fund outperformed the Barclays Intermediate Term US Treasury index and its peer group as measured by the Lipper US Government mutual fund index during the most recent quarter, and trailing year.  Based on this review, the Trustees concluded that the current and historical performance of the Fund, as managed by the Investment Advisor, was satisfactory.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISOR

The Trustees noted the gross and net operating expense ratios of the funds, including the fee for the investment advisors: for the Manor Fund, 1.40% gross and 1.07% net; the Manor Growth fund, 1.39% gross and 1.06% net; and the Manor Bond fund 1.42% gross and 0.78% net.  The peer group averages for the gross expense ratio for large-cap stock funds vary from 1.15% to 1.49%, while the peer group averages for the net expense ratios vary from 1.05% to 1.22%.  The peer group average for comparable bond funds are 1.05% gross and 0.95% on a net basis.  The Trustees believe that the expense ratios are justified due to the Advisor’s proprietary stock selection process, which includes constant monitoring of thousands of public companies and the Advisor’s efforts to increase visibility of the Fund and attract additional assets, as well as the ongoing management of the bond portfolio.  The Trustees also noted that a “unified fee” structure was implemented for the Fund in order to reduce the expense ratio of the fund as reported by rating organization while complying with the 1.50% expense cap limitation for the stock funds and 1.00% for the Bond fund.

The Trustees noted that the Advisor appeared profitable for the period despite the fact that the Advisor waived certain management fees and provided administrative functions for the Funds over and above their role as investment advisor.  Finally, the Trustees also noted that the Advisor reported it had not entered into any soft dollar arrangements.  The Funds did have a Shareholder Services Plan in effect for the year ending December 31, 2013, with a maximum fee of 0.25% of net assets in the Funds, available for the payment of costs incurred for increasing the availability of the Funds on various distribution channels.

The Trustees considered the level of profits that could be expected to accrue to the Investment Advisor from the fee payable under the Advisory Agreement.  The Trustees considered the increasing use by investor’s of the brokerage industry’s No Transaction Fee (NTF) programs and its potential increasing percentage of the Fund’s assets.  See below in Economies of Scale for the reduction in the Advisor’s fees regarding these assets.

In addition, the Trustees reviewed the current financial condition of the Investment Advisor and a summary of total expense ratios and management fees.  The Trustees also discussed the existence of other compensation arrangements with the Investment Advisor.  Based on this review, the Trustees concluded that the Fund's advisory fee is competitive with those of comparable funds and that the Investment Advisor's profit margin was reasonable.

ECONOMIES OF SCALE

The Trustees received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is the potential for the realization of any further economies of scale.  The Trustees also considered that future inflows may increasingly come through the brokerage industry No Transaction Fee (NTF) programs.  The Advisor pays the costs to the brokers for the NTF programs.  Two major brokers Charles Schwab and Fidelity charge 0.40% on these assets which reduce the management fees to the advisor to the extent that they are not covered by the Shareholder Services fee.  The Trustees noted that the Funds could realize additional economies of scale as the Fund grows.

CONCLUSIONS

The Trustees who are non-interested persons met separately to further discuss the performance of the Fund and the Advisor's compensation.  On the basis of its review, and the foregoing information, the Trustees determined that  the Advisory Agreement, including the advisory fee payable there under, continued to be fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.

ITEM 2.	CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal account officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s audit committee consists of two independent directors, Chaired by John McGinn. The Board of Directors has determined that the Registrant has at least three financial experts serving on its Board.
Mr. Daniel Morris, Mr. John Giles, and Mr. Fred Myers are the Board’s financial experts. Mr. Morris and Mr. Giles are “interested” directors, and Mr. Myers is an “independent” director.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax Services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Each year, the registrant’s Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant’s Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
a)

The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13-a-15(b) under the Securities Exchange Act of 1934.

b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Code of Ethics — For annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.
By /s/ Daniel A. Morris
     President
Date August 28, 2014